Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Parties
Schedule of net advances made and accrued interest expense to related party

	Unaudited
	Nine Months Ended September 30,
	2021	2020
Balance at Beginning of Year	$17,307,627	$13,535,053
Advanced During Period	4,350,621	2,440,816
Interest Accrued During period	3,197,822	864,982
Balance at End of Period	$24,856,071	$16,840,852

	2019	2020
Balance at Beginning of Year	$5,533,097	$14,399,768
Advanced Made During Year	8,001,957	3,167,858
Accrued Interest	864,714	2,057,465
Balance at End of Year	$14,399,768	$19,625,091

Schedule of the Company earns capitation revenue and management fees and pays claims.

	Unaudited		Unaudited
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue Earned from Capitation	$35,867,712	$35,281,596	$112,571,916	$105,589,970
Management Fees	549,472	557,172	1,658,944	1,675,380
Claims Paid	39,949,769	35,470,842	116,863,741	104,231,320